Short-Term Borrowings (Table)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Short-term Debt

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(in thousands)
Short-term bank loans	665,000	230,000	32,395
Reversed factoring arrangements	3,572,978	2,099,273	295,676
Notes payable	—	970,941	136,754
Total	4,237,978	3,300,214	464,825